Common Stock, Preferred Stock and Stockholders Equity (Tables)	12 Months Ended
Dec. 31, 2023
Stockholders' Equity Note [Abstract]
Schedule of capital stock	The total number of shares of capital stock which the Company shall have authority to issue is 2,223,250,000, divided into the following:

	As of December 31, 2023
	Class A	Class B	Class M	Class O	Class V	Class E	Series A Preferred
Shares authorized	800,000,000	20,000,000	300,000,000	800,000,000	300,000,000	2,250,000	50,000,000
Shares outstanding	13,482,047	—	—	—	44,100,000	1,075,761	3,125,000
Par value	$0.0001	$0.0001	$0.0001	$0.0001	$0.0001	$0.0001	$0.0001